Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Line of Credit Facility [Line Items]
Credit facility at period end	$ 324,200	$ 313,100	$ 260,400
Average balance outstanding during the period	306,038	338,971	107,504
Maximum borrowings outstanding during the period	$ 582,000	$ 622,800	$ 512,500
Weighted average interest rate during the period	3.34%	4.30%	4.38%
Interest rate at end of period	3.32%	5.13%	4.13%